LEASE LIABILITIES (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
LEASE LIABILITIES
Current lease liability	£ 7	£ 3,470
Long term liability	£ 370	£ 3,910